Vessel Sales, Asset Impairments and Provisions - Additional Information - Sale of Vessels, Equipment and Other Assets (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 23, 2014 Vessel	May. 31, 2014 USD ($)	Mar. 31, 2014 Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Subsidiaries Vessel	Dec. 31, 2013 USD ($) Vessel
Property, Plant and Equipment [Line Items]
Sales price				$ 20,472	$ 180,638	$ 47,704
Gain (loss) on sale of assets				1,466	$ 13,509	1,995
VLCC [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel			3		3
Conventional Tankers [Member] | Discontinued Operations, Disposed of by Sale [Member] | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel					4
Gain (loss) on sale of assets					$ (500)
Teekay Offshore [Member] | Offshore Logistics [Member] | 1997-built shuttle tanker [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels				1,600
Proceeds from (Payments for) sale of assets				$ 8,600
Number of vessels | Vessel				1
Teekay Offshore [Member] | Offshore Logistics [Member] | 1995-build Shuttle Tanker [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Write down and gain (loss) on sale of vessels					$ 3,100
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets						$ 700
Teekay Offshore [Member] | Conventional Tankers [Member] | 1992-built Shuttle Tanker [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel						1
Teekay Offshore [Member] | Conventional Tankers [Member] | 1995-built Conventional Tankers [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel						2
Teekay Offshore [Member] | Conventional Tankers [Member] | 1998-Built Conventional Tanker [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel						1
Teekay Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of subsidiaries sold | Subsidiaries					2
Related working capital receivable					$ 1,700
Revolving credit facilities repaid					152,000
Teekay Tankers [Member] | Suezmax Tankers [Member] | Tanker Investments Limited [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel	4
Teekay Tankers [Member] | VLCC [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets					10,000
Aggregate proceeds received		$ 154,000
Teekay Tankers [Member] | VLCC [Member] | Tanker Investments Limited [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets					10,000
Aggregate proceeds received					154,000
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Sales price				$ 11,200
Gain (loss) on sale of assets				$ 800
Teekay Tankers [Member] | Conventional Tankers [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel				1
Teekay Parent [Member] | Offshore Production Segment [Member] | Operating Segments [Member] | Hummingbird Spirit [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets				$ (900)
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets						$ 1,300
Teekay Parent [Member] | Offshore Production [Member] | Discontinued Operations, Disposed of by Sale [Member] | Operating Segments [Member] | Office building [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets					$ 900